Intangible assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

10.	Intangible assets

	As of December 31,
	2020	2021
Copyright (Note 12(a))	20,242	17,191
Computer software	862	805
Domain name	484	485
Less: Accumulated amortization	(7,404)	(10,029)
Less: Impairment loss	—	(2,396)
Add: translation difference	157	(25)

Intangible assets, net	14,341	6,031

Amortization expense was RMB 1,300, RMB 6,047 and RMB 5,346 for the years ended December 31, 2019, 2020 and 2021, respectively. The
Group
will record estimated amortization expenses of RMB 2,737, RMB 2,081, RMB 700, RMB 64 and nil for the years ended December 31, 2022, 2023, 2024, 2025 and 2026
,
respectively.